Impairment - Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income (Details) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		$ 2,005	$ 1,191	$ 6,193
Cash generating unites first set [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals		2,120	836	5,637
Cash generating unites second set [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals				556
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		7,019	11,826	12,788
Recoverable amount		9,923	16,070	10,718
Impairment (losses) / reversals		$ 524	$ (870)	$ 2,268
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Second refining unit in RNEST [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,114	$ 1,716	$ 2,488
Recoverable amount		1,092	1,261	1,708
Impairment (losses) / reversals		$ 22	$ 464	$ 780
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Fertilizer plant UFN III [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 412	$ 523
Recoverable amount				370
Impairment (losses) / reversals		$ 114	$ 412	$ 153
Business segment			Gas & Power - Brazil	Gas & Power - Brazil
Oil and gas production and drilling equipment in brazil [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		199	$ 360	$ 918
Recoverable amount		6	4	64
Impairment (losses) / reversals		$ 197	$ 363	$ 854
Business segment		E&P - Brazil	E&P - Brazil	E&P - Brazil
Producing properties relating to oil and gas activities Abroad (several CGUs) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 2,258	$ 215
Recoverable amount		1,554	89
Impairment (losses) / reversals		$ 715	$ 128
Business segment		E&P - Abroad	E&P - Abroad
Panamax vessels - Transpetro [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 112
Impairment (losses) / reversals			$ 112
Business segment			RTM - Brazil
Araucria fertilizers plant [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 70	$ 197
Recoverable amount				57
Impairment (losses) / reversals	$ 70		$ 70	$ 140
Business segment			Gas & Power - Brazil	Gas & Power - Brazil
Comperj [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 46	$ 51	$ 403
Impairment (losses) / reversals		$ 47	$ 51	$ 403
Business segment		RTM - Brazil	RTM - Brazil	RTM - Brazil
Conecta and DGM [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 38
Impairment (losses) / reversals		$ 38	$ 38
Business segment			Distribution- Abroad
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		666	$ 1,863	$ 614
Recoverable amount		756	1,797	424
Impairment (losses) / reversals		$ 14	$ 68	$ 148
Business segment		Several Segments	Several Segments	Several Segments
Producing properties relating to oil and gas activities in Roncador [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount			$ 3,164
Recoverable amount			2,766
Impairment (losses) / reversals			$ 405
Business segment			E&P - Brazil
Others [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 25	$ 317	$ 96
Recoverable amount		109	366	104
Impairment (losses) / reversals		$ (81)	$ (50)	$ (8)
Business segment		Several Segments	Several Segments	Several Segments
Suape Petrochemical Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 1,099
Recoverable amount				480
Impairment (losses) / reversals				$ 619
Business segment				RTM - Brazil
Transpetro's fleet of vessels [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 1,721		$ 1,793
Recoverable amount		1,300		1,549
Impairment (losses) / reversals		$ 428		$ 244
Business segment		RTM - Brazil		RTM - Brazil
Quixada power plant [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 28
Impairment (losses) / reversals				$ 28
Business segment				Biofuel, Brazil
Suape Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 816
Recoverable amount				381
Impairment (losses) / reversals				$ 435
Business segment				RTM - Brazil
Petrobras Chile distribucin [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 546
Recoverable amount				464
Impairment (losses) / reversals				$ 82
Business segment				Distribution- Abroad
Power Plants Celso Furtado and Romulo Almeida [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount				$ 120
Recoverable amount				72
Impairment (losses) / reversals				$ 47
Business segment				RTM - Brazil
Producing properties relating to oil and gas activities - in Riacho da Forquilha [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 98
Recoverable amount		459
Impairment (losses) / reversals		$ (34)
Business segment		E&P - Brazil
UFN III [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 312
Recoverable amount		200
Impairment (losses) / reversals		$ 114
Business segment		RTM - Brazil
GASFOR II [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount		$ 58
Impairment (losses) / reversals		$ 59
Business segment		Gas & Power - Brazil